Document And Entity Information	Aug. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Aug. 09, 2024
Entity Registrant Name	One Stop Systems, Inc.
Entity Central Index Key	0001394056
Entity Emerging Growth Company	false
Entity File Number	001-38371
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0885351
Entity Address, Address Line One	2235 Enterprise Street #110
Entity Address, City or Town	Escondido
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92029
City Area Code	760
Local Phone Number	745-9883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OSS
Security Exchange Name	NONE